Deferred Tax Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Deferred Tax Liabilities [Abstract]
Schedule of Movement in Deferred Tax Liabilities

Movement in deferred tax liabilities are as follows:

	June 30, 2024	December 31, 2024	December 31, 2024
	RM	RM	USD
Accelerated tax depreciation
At beginning of financial year/period	218,718	386,074	86,409
Charged to profit or loss (Note 19)	167,356	(131,659)	(29,467)
At end of financial year/period	386,074	254,415	56,942